Financial instruments - Cash and cash equivalents/overdrafts (Details) - Total loans and borrowings (Note 21) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	€ 1,745.4	€ 1,424.9
Financial liabilities, carrying value	1,764.3	1,398.4
Senior EUR/USD loans
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, carrying value	1,372.2	1,009.5
Other borrowings [Domain]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	3.0	0.0
Financial liabilities, carrying value	3.0	0.0
2024 fixed rate senior secured notes
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, carrying value	400.0	400.0
Level 2 | Senior EUR/USD loans
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	1,347.2	1,012.7
Level 1 | 2024 fixed rate senior secured notes
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	395.2	412.2
Deferred borrowing costs
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	0.0	0.0
Financial liabilities, carrying value	€ (10.9)	€ (11.1)